Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2022
Net Income (Loss) per Share [Abstract]
Net Income (Loss) per Share
15.	Net Income (Loss) per Share

Basic earnings per share of Common Stock is calculated by dividing net income available to holders of Common stock by the weighted average number of shares of Common Stock outstanding for the period. The diluted earnings per share of Common Stock calculation assumes the issuance of all dilutive potential common shares outstanding. Dilutive potential Common Stock consists of incremental shares of Class A Common Stock issuable upon the exercise of the stock options.

The following table summarizes the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):

	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$(57,429)	$36,262	$30,426

Basic earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Basic earnings (loss) per share	$(0.15)	$0.10	$0.08

Diluted earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Dilutive effect of stock options	—	65,599	21,687
Diluted weighted average shares outstanding	373,067	432,250	385,013
Diluted earnings (loss) per share	$(0.15)	$0.08	$0.08

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2022	2021	2020
Stock options	51,845	54	4,329
Restricted stock units	7,084	7,041	—
Warrants	125	125	—